Securities Sold Under Repurchase Agreements (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Securities Sold Under Repurchase Agreements
Average outstanding amount	$ 1,415,769,000	$ 1,479,734,000
Maximum amount outstanding at any month end	1,437,480,000	1,520,714,000
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	1,672,925,000	1,747,043,000
Collateralized securities, Fair Value of Securities Sold	1,736,519,000	1,777,975,000
Repurchase Borrowing, Balance of Liability	1,348,629,000	1,433,270,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.02%	2.97%
Overnight agreements
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	377,620,000	432,252,000
Collateralized securities, Fair Value of Securities Sold	388,304,000	426,112,000
Repurchase Borrowing, Balance of Liability	245,026,000	311,333,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.32%	0.60%
1 to 29 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	13,772,000	26,714,000
Collateralized securities, Fair Value of Securities Sold	14,227,000	27,177,000
Repurchase Borrowing, Balance of Liability	10,263,000	16,308,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	1.13%	1.15%
30 to 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	45,512,000	44,443,000
Collateralized securities, Fair Value of Securities Sold	48,177,000	45,438,000
Repurchase Borrowing, Balance of Liability	30,095,000	30,167,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	1.12%	1.69%
Over 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	1,236,021,000	1,243,634,000
Collateralized securities, Fair Value of Securities Sold	1,285,811,000	1,279,248,000
Repurchase Borrowing, Balance of Liability	$ 1,063,245,000	$ 1,075,462,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.72%	3.71%